INCOME TAX EXPENSES - Movement of valuation allowance (Details) - Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of valuation allowance
Balance at beginning of the year	¥ 31,852	¥ 20,358	¥ 11,379
Provided	8,180	11,494	8,979
Balance at end of the year	¥ 40,032	¥ 31,852	¥ 20,358